CONDENSED STATEMENTS OF CASH FLOWS	1 Months Ended
Jun. 30, 2023 USD ($)
Cash Flows from Operating Activities
Net Loss for the Period	$ (1,854)
Changes in Assets and Liabilities:
Accounts Payable and Accrued Liabilities	1,000
Net Cash Flows Used In Operating Activities	(854)
Cash Flows from Investing Activities
Cash Flows from Financing Activities
Capital Contributions	854
Net Cash Flows Provided By Financing Activities	854
Net Change in Cash
Cash - Beginning of Period
Cash - End of Period
Cash Paid During the Period for:
Interest
Income Taxes
Schedule of Non-Cash Transactions:
Issuance of Common Stock	$ 10